Exploration and evaluation assets - Schedule of exploration and evaluation asset (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of exploration and evaluation assets [Line Items]
Balance, beginning of period	$ 169,047,505
Share-based compensation (Note 8)	190,394	$ 1,336,568
Balance, end of period	170,201,516		$ 169,047,505
Exploration and evaluation assets [member]
Schedule of exploration and evaluation assets [Line Items]
Balance, beginning of period	138,280,668	$ 118,785,555	118,785,555
Mineral rights and land fees	14,209		13,014
Site operations, environmental, construction, consulting and technical costs	2,279,731		11,037,467
Share-based compensation (Note 8)	190,394		840,620
Finance costs	75,000		0
Effect of foreign exchange	4,216,266		7,604,012
Balance, end of period	$ 145,056,268		$ 138,280,668